RISK MANAGEMENT - Consolidated credit risk exposure (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	$ 290,890,645	$ 292,433,720
Exposure to credit risk outside of the statement of financial position	31,618,592	28,676,421
Maximum exposure to credit risk	322,509,237	321,110,141
Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk outside of the statement of financial position	31,618,592	28,676,421
Financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk outside of the statement of financial position	2,199,093	3,082,949
Loan commitments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk outside of the statement of financial position	29,419,499	25,593,472
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	192,655,943	200,136,125
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	108,308,984	115,414,643
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	1,777,516	705,055
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	60,456,213	61,976,325
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	22,111,710	22,035,727
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	1,520	4,375
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	22,216,161	24,138,538
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	2,635,437	4,181,835
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, class [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	15,685,267	13,256,505
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	9,205,457	10,708,367
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	17,582,844	11,937,414
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets		1,425
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	28,455,957	27,050,198
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	2,217,021	969,294
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Maximum exposure to credit risk, financial assets	$ 236,558	$ 54,019